UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02968-99

Name of Registrant:	Vanguard Trustees’ Equity Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025—April 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Emerging Markets Select Stock Fund Investor Shares - VMMSX

Commodity Strategy Fund Admiral™ Shares - VCMDX

Global Environmental Opportunities Stock Fund Investor Shares - VEOIX

Global Environmental Opportunities Stock Fund Admiral™ Shares - VEOAX

Vanguard Emerging Markets Select Stock Fund

Investor Shares (VMMSX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Select Stock Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$46	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,219
Number of Portfolio Holdings	267
Portfolio Turnover Rate	22%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Africa	1.6%
Asia	69.4%
Europe	3.9%
North America	9.2%
South America	11.3%
Other Assets and Liabilities—Net	4.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR752

Vanguard Commodity Strategy Fund

Admiral™ Shares (VCMDX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Commodity Strategy Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$2,618
Number of Portfolio Holdings	52
Portfolio Turnover Rate	22%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
U.S. Government Securities	74.2%
Other Assets and Liabilities—NetFootnote Reference	25.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR517

Vanguard Global Environmental Opportunities Stock Fund

Investor Shares (VEOIX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Global Environmental Opportunities Stock Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$36	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$123
Number of Portfolio Holdings	35
Portfolio Turnover Rate	15%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Asia	29.0%
Europe	30.3%
North America	36.4%
South America	1.8%
Other Assets and Liabilities—Net	2.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV012

Vanguard Global Environmental Opportunities Stock Fund

Admiral™ Shares (VEOAX)

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Global Environmental Opportunities Stock Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$28	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$123
Number of Portfolio Holdings	35
Portfolio Turnover Rate	15%

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Asia	29.0%
Europe	30.3%
North America	36.4%
South America	1.8%
Other Assets and Liabilities—Net	2.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV013

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2026
Vanguard Emerging Markets Select Stock Fund

Contents
Financial Statements	1

Emerging Markets Select Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (91.6%)
Brazil (8.4%)
	B3 SA - Brasil Bolsa Balcao	5,614,585	20,443
	Ambev SA	4,724,151	13,843
*	Natura Cosmeticos SA	5,064,400	10,422
	Vale SA	563,100	9,232
	Axia Energia SA	637,900	7,993
	Banco Do Brasil SA	1,653,000	7,414
	Petroleo Brasileiro SA - Petrobras ADR (XNYS)	285,936	6,299
	Vale SA ADR	347,459	5,684
	Banco Bradesco SA ADR	926,827	3,596
	Cia de Saneamento Basico do Estado de Sao Paulo	430,041	2,879
	Petroleo Brasileiro SA - Petrobras	252,724	2,793
	Telefonica Brasil SA	282,307	2,238
	Petroleo Brasileiro SA - Petrobras ADR	104,893	2,085
	Rumo SA	437,509	1,390
	BB Seguridade Participacoes SA	178,429	1,221
	Banco BTG Pactual SA	85,811	1,028
[1]	Rede D'Or Sao Luiz SA	105,370	817
	WEG SA	70,793	641
	Raia Drogasil SA	134,313	595
	Localiza Rent a Car SA (BVMF)	54,240	503
*	PRIO SA	29,312	393
	Embraer SA	24,543	382
	Vibra Energia SA	45,587	307
			102,198
Canada (1.2%)
*	First Quantum Minerals Ltd.	292,090	7,152
*	Valeura Energy Inc.	428,666	4,235
	Lundin Mining Corp.	143,231	3,676
			15,063
Chile (0.6%)
*	Sociedad Quimica y Minera de Chile SA ADR	56,288	5,188
	Plaza SA	293,452	1,458
	Banco Santander Chile	7,637,606	610
			7,256
China (22.4%)
	Tencent Holdings Ltd.	746,305	45,325
	Alibaba Group Holding Ltd.	2,098,005	34,577
	China Overseas Land & Investment Ltd.	7,662,885	13,162
*	Baidu Inc. Class A	744,285	11,753
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	175,830	11,287
	Ping An Insurance Group Co. of China Ltd. Class H	1,195,500	9,717
	Haier Smart Home Co. Ltd. Class H	3,421,600	9,664
	China Merchants Bank Co. Ltd. Class A	1,684,400	9,444
	ZTO Express Cayman Inc. ADR	280,021	7,166
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	3,212,100	7,050
	China Construction Bank Corp. Class H	6,157,554	6,951
	Weichai Power Co. Ltd. Class H	1,381,147	6,866
	Midea Group Co. Ltd. Class A	485,386	5,772
	China Merchants Bank Co. Ltd. Class H	951,657	5,760
	Montage Technology Co. Ltd. Class A	197,385	5,069
	Zijin Mining Group Co. Ltd. Class H	978,229	4,543
	Kweichow Moutai Co. Ltd. Class A	21,047	4,266
	Zhongsheng Group Holdings Ltd.	4,657,992	4,252
	People's Insurance Co. Group of China Ltd. Class H	5,863,024	4,012
	ZTO Express Cayman Inc.	146,110	3,702
*	Luckin Coffee Inc. ADR	92,766	3,247
*	Didi Global Inc. ADR	856,864	3,119
*,1	Meituan Class B	287,700	3,095

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	Anker Innovations Technology Co. Ltd. Class A	162,530	2,995
	ENN Energy Holdings Ltd.	370,008	2,901
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	646,500	2,784
	KE Holdings Inc. ADR	153,617	2,631
	Kanzhun Ltd. ADR	193,263	2,613
[1]	Haidilao International Holding Ltd.	1,222,000	2,254
	JD.com Inc. Class A	138,351	2,096
	Goneo Group Co. Ltd. Class A	318,274	2,092
	ANTA Sports Products Ltd.	197,523	2,069
	Yum China Holdings Inc.	38,072	1,863
	Midea Group Co. Ltd. Class A (XSEC)	153,700	1,828
*	BeOne Medicines Ltd. Class H	77,950	1,769
*	Pony AI Inc. ADR	166,203	1,640
	PetroChina Co. Ltd. Class H	878,967	1,356
	Alibaba Group Holding Ltd. ADR	10,263	1,353
	China Merchants Bank Co. Ltd. Class A (XSHG)	239,200	1,341
*	Trip.com Group Ltd.	24,426	1,319
	NetEase Inc.	54,342	1,272
[1]	Kuaishou Technology	203,700	1,134
	Ping An Insurance Group Co. of China Ltd. Class A	117,700	1,026
	Minth Group Ltd.	215,292	942
[1]	Yadea Group Holdings Ltd.	608,361	934
	Brilliance China Automotive Holdings Ltd.	2,536,000	885
[1]	WuXi AppTec Co. Ltd. Class H	49,309	866
	Tencent Music Entertainment Group Class A	189,026	863
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	105,755	806
*	GenFleet Therapeutics Shanghai Inc. Class H	138,951	773
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	135,309	730
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	654,044	659
*	Sany Heavy Industry Co. Ltd. Class H	229,858	642
	Eastroc Beverage Group Co. Ltd. Class A	21,500	642
	China Petroleum & Chemical Corp. Class H	1,040,837	615
	China Railway Group Ltd. Class H	1,258,844	610
	Hangzhou Tigermed Consulting Co. Ltd. Class A	67,526	549
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	64,636	539
	Shenzhen Inovance Technology Co. Ltd. Class A	43,814	442
	Tencent Music Entertainment Group ADR	46,912	430
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	6,235	377
	Yum China Holdings Inc. (XNYS)	7,108	344
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	275,100	321
	COSCO SHIPPING Holdings Co. Ltd. Class H	166,947	307
	Yankuang Energy Group Co. Ltd. Class H	143,966	302
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	19,000	294
	Weichai Power Co. Ltd. Class A	59,900	275
	Jiangsu Hengrui Medicine Co. Ltd. Class A	30,300	240
*,1	Akeso Inc.	11,698	205
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	379,870	167
*	Trip.com Group Ltd. ADR	1,621	88
			272,982
Greece (0.2%)
	Alpha Bank SA	385,919	1,549
	Bank of Cyprus Holdings plc	125,725	1,362
	Bank of Cyprus Holdings plc (XCYS)	5,634	62
			2,973
Hong Kong (3.8%)
	Galaxy Entertainment Group Ltd.	2,458,000	10,487
[1]	WH Group Ltd.	8,401,500	10,275
	Shenzhou International Group Holdings Ltd.	1,160,300	7,073
	Pacific Basin Shipping Ltd.	15,422,139	6,034
	Yue Yuen Industrial Holdings Ltd.	1,988,000	3,697
	Man Wah Holdings Ltd.	6,097,204	3,319
	AIA Group Ltd.	261,042	2,866
	Hong Kong Exchanges & Clearing Ltd.	28,570	1,522
*	Zijin Gold International Co. Ltd.	36,273	717
*	Duality Biotherapeutics Inc.	15,145	540
			46,530
Hungary (1.9%)
	OTP Bank Nyrt	74,414	9,981
	Richter Gedeon Nyrt	158,009	6,665

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	MOL Hungarian Oil & Gas plc	449,745	6,007
			22,653
India (7.6%)
	Reliance Industries Ltd.	850,437	12,898
	HDFC Bank Ltd.	1,320,017	10,796
	UPL Ltd.	1,054,720	7,176
	Axis Bank Ltd.	513,480	6,887
	Kotak Mahindra Bank Ltd.	1,072,499	4,356
[1]	InterGlobe Aviation Ltd.	84,353	3,852
	UltraTech Cement Ltd.	30,512	3,744
*	Delhivery Ltd.	663,478	3,279
	Tata Consultancy Services Ltd.	105,994	2,781
	HDFC Bank Ltd. ADR	100,703	2,559
	Bharti Airtel Ltd. (XNSE)	117,913	2,357
[1]	HDFC Life Insurance Co. Ltd.	337,696	2,098
*	Amber Enterprises India Ltd.	23,009	1,956
	IDFC First Bank Ltd.	2,614,964	1,929
	Adani Ports & Special Economic Zone Ltd.	101,512	1,784
	REC Ltd.	454,752	1,707
*	PB Fintech Ltd.	94,785	1,673
	Mahindra & Mahindra Ltd.	50,765	1,665
	Larsen & Toubro Ltd.	35,925	1,526
	Hindustan Unilever Ltd.	57,166	1,359
	Varun Beverages Ltd.	225,011	1,226
[1]	SBI Life Insurance Co. Ltd.	62,227	1,195
	Apollo Hospitals Enterprise Ltd.	13,808	1,115
	Eicher Motors Ltd.	14,779	1,112
	Hyundai Motor India Ltd.	55,155	1,061
	Bajaj Auto Ltd.	9,727	1,028
	ICICI Bank Ltd.	71,655	961
	ABB India Ltd.	12,506	955
*	Aye Finance Ltd.	645,125	900
	Fortis Healthcare Ltd.	91,277	893
	Ashok Leyland Ltd.	514,624	885
	Ambuja Cements Ltd.	179,939	846
	Godrej Consumer Products Ltd.	65,246	737
	Bharat Electronics Ltd.	153,166	699
	Bajaj Holdings & Investment Ltd.	6,351	691
	Oil & Natural Gas Corp. Ltd.	172,424	547
*	LG Electronics India Ltd.	29,944	506
	Bajaj Finserv Ltd.	14,425	267
	Shriram Finance Ltd.	25,758	256
			92,262
Indonesia (1.0%)
	Bank Rakyat Indonesia Persero Tbk PT	55,629,293	9,624
	Bank Central Asia Tbk PT	5,297,063	1,796
	United Tractors Tbk PT	174,308	293
	Bank Mandiri Persero Tbk PT	36,359	9
			11,722
Mexico (1.4%)
	Grupo Financiero Banorte SAB de CV Class O	473,446	5,141
*	Vista Energy SAB de CV ADR	50,560	3,758
	Fomento Economico Mexicano SAB de CV ADR	28,975	3,426
	Wal-Mart de Mexico SAB de CV	1,079,235	3,402
	Grupo Mexico SAB de CV Series B	99,693	1,091
	Kimberly-Clark de Mexico SAB de CV Class A	107,389	243
			17,061
Other (0.6%)
[2]	Vanguard FTSE Emerging Markets ETF	131,821	7,768
Poland (0.7%)
*	KGHM Polska Miedz SA	57,651	4,843
*,1	Allegro.eu SA	292,867	2,412
	Alior Bank SA	31,164	1,064
			8,319
Russia (0.0%)
*,3	MMC Norilsk Nickel PJSC ADR	200,203	—
*,3	Sberbank of Russia PJSC	1,473,153	—

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
*,3	Moscow Exchange MICEX-RTS PJSC	536,630	—
*,3	GMK Norilskiy Nickel PAO	124,700	—
*,3	Sberbank of Russia PJSC ADR	476,234	—
*,3	LUKOIL PJSC ADR	35,630	—
*,3	Novatek PJSC GDR (Registered)	422	—
*,3,4	Ozon Holdings plc ADR	35,000	—
*,3	Gazprom PJSC	926,846	—
			—
Saudi Arabia (1.0%)
[1]	Saudi Arabian Oil Co.	1,023,543	7,592
	Saudi National Bank	235,475	2,469
	Saudi Tadawul Group Holding Co.	34,644	1,226
	Saudi Basic Industries Corp.	48,370	790
			12,077
Singapore (0.9%)
	Wilmar International Ltd.	3,747,000	10,688
South Africa (1.6%)
	Impala Platinum Holdings Ltd.	369,273	5,176
	FirstRand Ltd.	539,282	2,859
	Naspers Ltd. Class N	43,895	2,377
	Capitec Bank Holdings Ltd.	8,528	2,214
	Anglogold Ashanti plc (XNYS)	23,342	2,188
	Harmony Gold Mining Co. Ltd.	112,646	1,776
	Discovery Ltd.	107,629	1,675
	Gold Fields Ltd. ADR	33,582	1,426
*	Sasol Ltd.	21,958	305
	PSG Financial Services Ltd.	42,775	73
			20,069
South Korea (8.0%)
	Samsung Electronics Co. Ltd. (XKRX)	165,850	24,975
	SK Hynix Inc.	24,327	21,694
	Hyundai Motor Co.	21,606	7,831
	Hankook Tire & Technology Co. Ltd.	159,893	6,434
	KB Financial Group Inc.	54,210	5,936
	Shinhan Financial Group Co. Ltd.	85,140	5,782
	Doosan Bobcat Inc.	113,920	5,603
	Orion Corp.	50,394	4,896
	Kia Corp.	42,021	4,334
	Hyundai Glovis Co. Ltd.	26,847	4,145
	KT Corp. ADR	147,116	3,153
	Hyundai Engineering & Construction Co. Ltd.	19,239	2,131
			96,914
Taiwan (19.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	2,203,191	152,950
	MediaTek Inc.	248,516	20,746
	Accton Technology Corp.	138,000	10,107
	ASPEED Technology Inc.	14,364	7,722
	Chroma ATE Inc.	112,672	7,699
	Compal Electronics Inc.	6,366,000	5,885
	Hon Hai Precision Industry Co. Ltd.	713,685	5,042
	CTBC Financial Holding Co. Ltd.	2,522,248	4,172
	Nien Made Enterprise Co. Ltd.	339,000	3,794
	Elite Material Co. Ltd.	25,367	3,780
	Asia Vital Components Co. Ltd.	34,366	3,146
	Silergy Corp.	197,000	2,696
	Nan Ya Plastics Corp.	416,379	1,195
	Uni-President Enterprises Corp.	491,961	1,077
	E Ink Holdings Inc.	215,000	946
	Airtac International Group	14,407	673
	Evergreen Marine Corp. Taiwan Ltd.	55,801	357
			231,987
Thailand (1.9%)
	SCB X PCL	2,033,300	8,179
	Indorama Ventures PCL NVDR	5,776,500	4,575
	Bangkok Bank PCL NVDR	802,000	4,001
	Bangkok Bank PCL (Registered)	708,200	3,533
	True Corp. PCL NVDR	4,703,851	1,979

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	PTT PCL NVDR	528,328	572
	PTT Exploration & Production PCL	106,111	504
	Bangkok Dusit Medical Services PCL NVDR	473,249	266
			23,609
Turkiye (0.5%)
	Akbank TAS	3,681,345	5,962
United Arab Emirates (1.0%)
	Emaar Properties PJSC	2,377,015	7,654
	Emirates NBD Bank PJSC	234,797	1,855
	Abu Dhabi Commercial Bank PJSC	284,389	1,069
	Abu Dhabi Islamic Bank PJSC	153,912	919
	Aldar Properties PJSC	317,282	668
			12,165
United Kingdom (1.1%)
*,1,4	Wizz Air Holdings plc	388,429	4,728
	Anglo American plc	73,337	3,629
[1]	Airtel Africa plc	448,354	2,165
	Antofagasta plc	33,082	1,604
	Standard Chartered plc	56,421	1,437
			13,563
United States (6.0%)
	Credicorp Ltd.	46,557	15,092
*	MercadoLibre Inc.	7,710	13,821
	Kaspi.KZ JSC ADR (Registered)	81,000	6,953
*	Fabrinet	7,741	5,291
	Arcos Dorados Holdings Inc. Class A	532,271	4,748
*	Globant SA	109,934	4,532
*	Sea Ltd. ADR	41,634	3,534
	Cognizant Technology Solutions Corp. Class A	65,080	3,443
*	NU Holdings Ltd. Class A	225,533	3,266
*	Coupang Inc.	140,238	2,802
*	VEON Ltd. ADR	52,381	2,605
	Copa Holdings SA Class A	22,077	2,554
*	Grab Holdings Ltd. Class A	605,440	2,313
*	MakeMyTrip Ltd.	17,430	823
	Inter & Co. Inc. Class A	68,619	521
	XP Inc. Class A	10,386	199
			72,497
Vietnam (0.8%)
	Vietnam Dairy Products JSC	2,656,720	6,157
	Mobile World Investment Corp.	829,900	2,654
	FPT Corp.	442,300	1,271
			10,082
Total Common Stocks (Cost $806,048)			1,116,400
Preferred Stocks (3.8%)
	Samsung Electronics Co. Ltd. Preference Shares	167,467	18,075
	Cia Energetica de Minas Gerais Preference Shares	4,040,584	10,233
	Petroleo Brasileiro SA - Petrobras Preference Shares	938,700	9,304
	Itau Unibanco Holding SA Preference Shares	910,724	7,943
	Itausa SA Preference Shares	411,500	1,157
Total Preferred Stocks (Cost $27,100)			46,712

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (5.0%)
Money Market Fund (5.0%)
[5,6]	Vanguard Market Liquidity Fund, 3.685% (Cost $60,705)	607,118	60,706
Total Investments (100.4%) (Cost $893,853)			1,223,818
Other Assets and Liabilities—Net (-0.4%)			(4,599)
Net Assets (100%)			1,219,219
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $44,428, representing 3.6% of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Security value determined using significant unobservable inputs.
4	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,680.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $5,340 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	June 2026	468	38,240	2,651

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $825,912)	1,155,344
Affiliated Issuers (Cost $67,941)	68,474
Total Investments in Securities	1,223,818
Investment in Vanguard	28
Cash	1,922
Cash Collateral Pledged—Futures Contracts	2,137
Foreign Currency, at Value (Cost $607)	623
Receivables for Investment Securities Sold	7,900
Receivables for Accrued Income	3,642
Receivables for Capital Shares Issued	2,618
Variation Margin Receivable—Futures Contracts	811
Total Assets	1,243,499
Liabilities
Payables for Investment Securities Purchased	8,100
Collateral for Securities on Loan	5,340
Payables to Investment Advisor	1,719
Payables for Capital Shares Redeemed	7,686
Payables to Vanguard	152
Deferred Foreign Capital Gains Taxes	1,283
Total Liabilities	24,280
Net Assets	1,219,219
1 Includes $4,680 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	858,535
Total Distributable Earnings (Loss)	360,684
Net Assets	1,219,219

Net Assets
Applicable to 38,263,319 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,219,219
Net Asset Value Per Share	$31.86

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	11,708
Dividends—Affiliated Issuers	37
Interest—Unaffiliated Issuers	63
Interest—Affiliated Issuers	1,152
Securities Lending—Net	48
Total Income	13,008
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,822
Performance Adjustment	329
The Vanguard Group—Note C
Management and Administrative	1,463
Marketing and Distribution	39
Custodian Fees	118
Shareholders’ Reports	21
Trustees’ Fees and Expenses	—
Other Expenses	36
Total Expenses	4,828
Net Investment Income	8,180
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	66,683
Investment Securities Sold—Affiliated Issuers	67
Futures Contracts	4,022
Foreign Currencies	(42)
Realized Net Gain (Loss)	70,730
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[3]	81,730
Investment Securities—Affiliated Issuers	446
Futures Contracts	1,552
Foreign Currencies	30
Change in Unrealized Appreciation (Depreciation)	83,758
Net Increase (Decrease) in Net Assets Resulting from Operations	162,668
1	Dividends are net of foreign withholding taxes of $1,521.
2	Realized gain (loss) is net of foreign capital gain taxes of $33.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($1,346).

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,180	19,429
Realized Net Gain (Loss)	70,730	29,333
Change in Unrealized Appreciation (Depreciation)	83,758	159,580
Net Increase (Decrease) in Net Assets Resulting from Operations	162,668	208,342
Distributions
Total Distributions	(23,637)	(24,300)
Capital Share Transactions
Issued	235,997	174,306
Issued in Lieu of Cash Distributions	20,298	20,943
Redeemed	(184,532)	(163,925)
Net Increase (Decrease) from Capital Share Transactions	71,763	31,324
Total Increase (Decrease)	210,794	215,366
Net Assets
Beginning of Period	1,008,425	793,059
End of Period	1,219,219	1,008,425

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.18	$22.90	$19.33	$17.42	$27.09	$22.18
Investment Operations
Net Investment Income[1]	.215	.559	.640	.606	.715	.457
Net Realized and Unrealized Gain (Loss) on Investments	4.115	5.427	3.559	2.019	(8.724)	4.729
Total from Investment Operations	4.330	5.986	4.199	2.625	(8.009)	5.186
Distributions
Dividends from Net Investment Income	(.650)	(.706)	(.629)	(.715)	(.486)	(.276)
Distributions from Realized Capital Gains	—	—	—	—	(1.175)	—
Total Distributions	(.650)	(.706)	(.629)	(.715)	(1.661)	(.276)
Net Asset Value, End of Period	$31.86	$28.18	$22.90	$19.33	$17.42	$27.09
Total Return[2]	15.73%	27.10%	22.19%	15.10%	-31.16%	23.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,219	$1,008	$793	$709	$629	$974
Ratio of Total Expenses to Average Net Assets[3]	0.86%	0.82%	0.75%[4]	0.80%[4]	0.78%	0.84%
Ratio of Net Investment Income to Average Net Assets	1.41%	2.36%	2.98%	2.99%	3.26%	1.65%
Portfolio Turnover Rate	22%	33%	68%	43%	41%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.06%, 0.02%, (0.07%), (0.01%), (0.04%), and 0.02%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.74% and 0.80%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Notes to Financial Statements
Vanguard Emerging Markets Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open forward currency contracts at April 30, 2026.

Emerging Markets Select Stock Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Baillie Gifford Overseas Ltd., Pzena Investment Management, LLC, and Wellington Management Company LLP, each provide investment advisory services to a portion of the fund. The basic fee for each advisor is calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Baillie Gifford Overseas Ltd., Pzena Investment Management, LLC, and Wellington Management Company LLP, are subject to quarterly adjustments based on performance relative to the FTSE Emerging Index for the preceding three years.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, manages the cash reserves of the fund as described below.
For the six months ended April 30, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.50% of the fund’s average net assets, before a net increase of $329,000 (0.06%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $28,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Emerging Markets Select Stock Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	214,075	—	—	214,075
Common Stocks—Other	40,625	861,700	—	902,325
Preferred Stocks	28,637	18,075	—	46,712
Temporary Cash Investments	60,706	—	—	60,706
Total	344,043	879,775	—	1,223,818
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,651	—	—	2,651
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	908,482
Gross Unrealized Appreciation	402,671
Gross Unrealized Depreciation	(84,684)
Net Unrealized Appreciation (Depreciation)	317,987
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $35,347,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2026, the fund purchased $300,911,000 of investment securities and sold $237,537,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	7,915	7,041
Issued in Lieu of Cash Distributions	738	974
Redeemed	(6,175)	(6,855)
Net Increase (Decrease) in Shares Outstanding	2,478	1,160

Emerging Markets Select Stock Fund
H.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2026 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	2,285	15,515	10,553	70	451	37	—	7,768
Vanguard Market Liquidity Fund	64,782	NA1	NA1	(3)	(5)	1,152	—	60,706
Total	67,067	15,515	10,553	67	446	1,189	—	68,474
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q7522 062026

Consolidated Financial Statements
For the six-months ended April 30, 2026
Vanguard Commodity Strategy Fund

Contents
Consolidated Financial Statements	1

Commodity Strategy Fund
Consolidated Financial Statements (unaudited)
Consolidated Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (74.2%)
U.S. Government Securities (74.2%)
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2026	81,511	82,565
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/2026	92,205	93,181
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/2027	74,262	74,541
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/2027	37,425	38,095
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/2027	94,332	94,016
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/2027	83,252	83,372
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2027	94,577	96,144
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/2028	85,233	84,813
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2028	34,997	35,557
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2028	93,215	93,834
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/2028	36,097	38,001
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/2028	73,856	73,908
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/2028	96,094	99,742
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/2029	64,022	63,847
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/2029	32,651	33,980
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/2029	97,276	100,240
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/2029	41,365	44,738
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/2029	75,482	73,819
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2029	101,837	103,977
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2030	85,256	82,139
	United States Treasury Inflation Indexed Bonds	1.625%	4/15/2030	105,674	107,350
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2030	93,318	89,476
	United States Treasury Inflation Indexed Bonds	1.125%	10/15/2030	108,319	108,065
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2031	96,830	91,731
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2031	55,639	55,387
Total U.S. Government and Agency Obligations (Cost $1,920,829)					1,942,518
				Shares
Temporary Cash Investments (26.1%)
Money Market Fund (8.5%)
[1]	Vanguard Market Liquidity Fund	3.685%		2,223,155	222,293
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (17.6%)
[2]	United States Treasury Bill	3.616%	5/5/2026	7,000	6,997
[2]	United States Treasury Bill	3.636%–3.645%	5/14/2026	41,800	41,746
[2]	United States Treasury Bill	3.513%–3.562%	5/21/2026	40,000	39,920
[2]	United States Treasury Bill	3.623%	6/11/2026	45,000	44,816
[2]	United States Treasury Bill	3.558%–3.656%	6/18/2026	45,000	44,783
[2]	United States Treasury Bill	3.556%–3.631%	6/25/2026	51,300	51,014
[2]	United States Treasury Bill	3.667%	7/2/2026	46,800	46,508
[2]	United States Treasury Bill	3.539%	7/7/2026	22,000	21,852
[2]	United States Treasury Bill	3.635%	7/9/2026	29,750	29,544
[2]	United States Treasury Bill	3.552%	7/14/2026	22,000	21,837
[2]	United States Treasury Bill	3.632%	7/23/2026	50,800	50,378
1

Commodity Strategy Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	United States Treasury Bill	3.637%	7/30/2026	61,100	60,552
					459,947
Total Temporary Cash Investments (Cost $682,232)					682,240
Total Investments (100.3%) (Cost $2,603,061)					2,624,758
Other Assets and Liabilities—Net (-0.3%)					(7,121)
Net Assets (100%)					2,617,637
Cost is in $000.
•	See Note A in Notes to Consolidated Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Security is owned by the Vanguard CSF Portfolio, which is a wholly owned subsidiary of the Commodity Strategy Fund.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Fixed Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bloomberg Commodity Index[2]	5/7/2026	BARC	110,000	(0.100)	6,662	—
Bloomberg Commodity Index[2]	5/27/2026	MLI	340,000	(0.060)	826	—
Bloomberg Commodity Index 2 Month Forward[2]	5/7/2026	BARC	160,000	(0.110)	7,898	—
Bloomberg Commodity Index 3 Month Forward[2]	5/14/2026	GSI	40,000	(0.120)	1,054	—
BofA Merrill Lynch Commodity MLBXAKSV Excess Return Strategy[2,3]	5/27/2026	MLI	60,000	(0.170)	38	—
BofA Merrill Lynch Commodity MLBXSTGV Excess Return Strategy[2,3]	5/27/2026	MLI	190,000	(0.110)	711	—
BofA Merrill Lynch Commodity MLCILP3E Excess Return Strategy[2,3]	5/27/2026	MLI	100,000	(0.140)	492	—
CIBC Commodity CIBZC51EC Excess Return Strategy[2,3]	5/27/2026	CIBC	320,000	(0.160)	1,745	—
Goldman Sachs Commodity i-Select Strategy 1129[2,3]	5/14/2026	GSI	190,000	(0.120)	4,773	—
Macquarie Commodity MQCP170E Excess Return Strategy[2,3]	5/7/2026	MACQ	265,000	(0.150)	10,785	—
Modified Strategy DBS18 on the Bloomberg Commodity Index[2,3]	5/14/2026	GSI	215,000	(0.120)	9,549	—
RBC Commodity RBCACB23 Excess Return Strategy[2,3]	5/7/2026	RBC	270,000	(0.130)	11,499	—
RBC Commodity RBCSVBW1 Excess Return Strategy[2,3]	5/7/2026	RBC	45,000	(0.160)	1,799	—
Societe Generale Commodity SGIXCSB1 Excess Return Strategy[2,3]	5/27/2026	SOCG	255,000	(0.170)	1,100	—
					58,931	—
1	Fixed interest payment received/paid monthly.
2	Security is owned by the subsidiary.
3	Information on the components of the reference entity is available on www.vanguard.com.
BARC—Barclays Bank plc.
CIBC—Canadian Imperial Bank of Commerce.
GSI—Goldman Sachs International.
MACQ—Macquarie Bank Ltd.
MLI—Merrill Lynch International.
RBC—Royal Bank of Canada.
SOCG—Société Generale.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $91,698 and cash of $9,390 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Commodity Strategy Fund
Consolidated Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,380,785)	2,402,465
Affiliated Issuers (Cost $222,276)	222,293
Total Investments in Securities	2,624,758
Investment in Vanguard	58
Cash	249
Receivables for Investment Securities Sold	49,177
Receivables for Accrued Income	2,668
Receivables for Capital Shares Issued	5,576
Unrealized Appreciation—Over-the-Counter Swap Contracts	58,931
Total Assets	2,741,417
Liabilities
Payables for Investment Securities Purchased	122,137
Payables for Capital Shares Redeemed	1,460
Payables to Vanguard	183
Total Liabilities	123,780
Net Assets	2,617,637
At April 30, 2026, net assets consisted of:

Paid-in Capital	2,167,742
Total Distributable Earnings (Loss)	449,895
Net Assets	2,617,637

Net Assets
Applicable to 81,430,445 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,617,637
Net Asset Value Per Share	$32.15

See accompanying Notes, which are an integral part of the Financial Statements.
3

Commodity Strategy Fund
Consolidated Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1]	34,978
Total Income	34,978
Expenses
The Vanguard Group—Note C
Investment Advisory Services	132
Management and Administrative	1,395
Marketing and Distribution	58
Custodian Fees	14
Shareholders’ Reports	37
Trustees’ Fees and Expenses—Note C	9
Other Expenses	8
Total Expenses	1,653
Net Investment Income	33,325
Realized Net Gain (Loss)
Investment Securities Sold[1]	(308)
Swap Contracts	449,070
Realized Net Gain (Loss)	448,762
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	11,103
Swap Contracts	29,787
Change in Unrealized Appreciation (Depreciation)	40,890
Net Increase (Decrease) in Net Assets Resulting from Operations	522,977
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,712, ($4), and ($18), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Commodity Strategy Fund
Consolidated Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,325	74,204
Realized Net Gain (Loss)	448,762	97,002
Change in Unrealized Appreciation (Depreciation)	40,890	95,008
Net Increase (Decrease) in Net Assets Resulting from Operations	522,977	266,214
Distributions
Total Distributions	(243,896)	(36,021)
Capital Share Transactions
Issued	708,000	830,622
Issued in Lieu of Cash Distributions	191,019	28,972
Redeemed	(685,357)	(637,416)
Net Increase (Decrease) from Capital Share Transactions	213,662	222,178
Total Increase (Decrease)	492,743	452,371
Net Assets
Beginning of Period	2,124,894	1,672,523
End of Period	2,617,637	2,124,894

See accompanying Notes, which are an integral part of the Financial Statements.
5

Commodity Strategy Fund
Consolidated Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.22	$25.86	$26.02	$30.69	$36.85	$24.32
Investment Operations
Net Investment Income[1]	.454	1.073	.816	.826	1.474	.890
Net Realized and Unrealized Gain (Loss) on Investments	6.432	2.843	(.359)	(1.612)	.751	11.774
Total from Investment Operations	6.886	3.916	.457	(.786)	2.225	12.664
Distributions
Dividends from Net Investment Income	(3.956)	(.556)	(.617)	(3.884)	(8.385)	(.134)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.956)	(.556)	(.617)	(3.884)	(8.385)	(.134)
Net Asset Value, End of Period	$32.15	$29.22	$25.86	$26.02	$30.69	$36.85
Total Return[2]	26.96%	15.50%	1.85%	-3.03%	9.80%	52.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,618	$2,125	$1,673	$1,584	$1,994	$1,686
Ratio of Total Expenses to Average Net Assets	0.16%	0.17%	0.21%[3]	0.21%[3]	0.21%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	3.15%	3.93%	3.20%	3.08%	4.47%	2.79%
Portfolio Turnover Rate	22%	25%	52%	30%	47%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Commodity Strategy Fund
Notes to Consolidated Financial Statements
Vanguard Commodity Strategy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The Consolidated Financial Statements include Vanguard CSF Portfolio ("the subsidiary") which commenced operations on June 25, 2019. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of April 30, 2026, the subsidiary comprises $519,623,000, or 20%, of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a fixed rate applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swaps in inflation-linked investments and high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the subsidiary cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Consolidated Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2026, the fund’s average amounts of investments in total return swaps represented 97% of net assets, based on the average of notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities.
	Assets Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Barclays Bank plc	14,560	—	14,560	—	14,020	540
Canadian Imperial Bank of Commerce	1,745	—	1,745	—	9,995	—
Goldman Sachs International	15,376	—	15,376	—	15,243	133
Macquarie Bank Ltd.	10,785	—	10,785	—	9,390	1,395
Merrill Lynch International	2,067	—	2,067	—	26,926	—
Royal Bank of Canada	13,298	—	13,298	—	12,099	1,199
Société Generale	1,100	—	1,100	—	13,415	—
Total	58,931	—	58,931	—	101,088	3,267
7

Commodity Strategy Fund
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Consolidated Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act ("FATCA") and thus will not be subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary is not required to distribute any earnings and profits to the fund. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Consolidated Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.10% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $58,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.
8

Commodity Strategy Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,942,518	—	1,942,518
Temporary Cash Investments	222,293	459,947	—	682,240
Total	222,293	2,402,465	—	2,624,758
Derivative Financial Instruments
Assets
Swap Contracts	—	58,931	—	58,931
E.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,603,954
Gross Unrealized Appreciation	21,732
Gross Unrealized Depreciation	(928)
Net Unrealized Appreciation (Depreciation)	20,804
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $72,047,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2026, the fund purchased $652,049,000 of investment securities and sold $352,607,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	24,919	30,457
Issued in Lieu of Cash Distributions	7,433	1,158
Redeemed	(23,638)	(23,585)
Net Increase (Decrease) in Shares Outstanding	8,714	8,030
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2026, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
9

Commodity Strategy Fund
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q5172 062026
10

Financial Statements
For the six-months ended April 30, 2026
Vanguard Global Environmental Opportunities Stock Fund

Contents
Financial Statements	1

Global Environmental Opportunities Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.5%)
Brazil (1.8%)
	WEG SA	248,148	2,248
Canada (6.2%)
	Canadian Pacific Kansas City Ltd.	57,274	4,981
*	Descartes Systems Group Inc.	36,045	2,601
			7,582
China (14.9%)
	Contemporary Amperex Technology Co. Ltd. Class A	98,945	6,354
[1]	Yadea Group Holdings Ltd.	2,480,000	3,807
	Hongfa Technology Co. Ltd. Class A	683,828	3,132
	Sungrow Power Supply Co. Ltd. Class A	152,141	3,095
	Xiamen Faratronic Co. Ltd. Class A	113,055	1,961
			18,349
Denmark (5.8%)
	Novonesis (Novozymes) B Class B	85,907	5,279
	Vestas Wind Systems A/S	60,086	1,847
			7,126
France (4.3%)
	Schneider Electric SE	16,595	5,281
Germany (5.0%)
	Infineon Technologies AG	91,294	6,140
India (1.2%)
	Power Grid Corp. of India Ltd.	446,378	1,503
Ireland (1.5%)
	Kingspan Group plc	20,456	1,893
Italy (1.5%)
	Enel SpA	158,451	1,850
Japan (3.2%)
	Shimadzu Corp.	116,400	2,706
	SCREEN Holdings Co. Ltd.	17,700	1,173
			3,879
Spain (3.7%)
	Iberdrola SA (XMAD)	196,608	4,609
Sweden (3.3%)
	Atlas Copco AB Class A	211,616	4,067
Taiwan (9.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	122,000	8,469
	Voltronic Power Technology Corp.	76,000	1,888
	Silergy Corp.	116,000	1,588
			11,945
United Kingdom (5.2%)
	Spirax Group plc	35,059	3,422
	Croda International plc	76,046	2,949
			6,371
United States (30.2%)
	NextEra Energy Inc.	75,588	7,399
	TE Connectivity plc	22,380	4,737
	Valmont Industries Inc.	8,181	4,156
	Tetra Tech Inc.	122,595	3,962
	AGCO Corp.	29,663	3,590
1

Global Environmental Opportunities Stock Fund
		Shares	Market Value• ($000)
*	Autodesk Inc.	13,023	3,086
	Waste Management Inc.	13,027	3,029
	AECOM	30,560	2,570
*	Trimble Inc.	36,044	2,427
	Trane Technologies plc	4,285	2,111
			37,067
Total Common Stocks (Cost $97,845)			119,910
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[2]	Vanguard Market Liquidity Fund, 3.685% (Cost $3,038)	30,382	3,038
Total Investments (100.0%) (Cost $100,883)			122,948
Other Assets and Liabilities—Net (0.0%)			(34)
Net Assets (100%)			122,914
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $3,807, representing 3.1% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Global Environmental Opportunities Stock Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $97,845)	119,910
Affiliated Issuers (Cost $3,038)	3,038
Total Investments in Securities	122,948
Investment in Vanguard	3
Foreign Currency, at Value (Cost $19)	19
Receivables for Investment Securities Sold	1,253
Receivables for Accrued Income	333
Receivables for Capital Shares Issued	94
Total Assets	124,650
Liabilities
Payables for Investment Securities Purchased	1,602
Payables to Investment Advisor	83
Payables for Capital Shares Redeemed	3
Payables to Vanguard	14
Deferred Foreign Capital Gains Taxes	34
Total Liabilities	1,736
Net Assets	122,914
At April 30, 2026, net assets consisted of:

Paid-in Capital	101,359
Total Distributable Earnings (Loss)	21,555
Net Assets	122,914

Investor Shares—Net Assets
Applicable to 1,205,470 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,648
Net Asset Value Per Share—Investor Shares	$25.42

Admiral™ Shares—Net Assets
Applicable to 2,900,377 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	92,266
Net Asset Value Per Share—Admiral Shares	$31.81

See accompanying Notes, which are an integral part of the Financial Statements.
3

Global Environmental Opportunities Stock Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	885
Interest[2]	50
Total Income	935
Expenses
Investment Advisory Fees—Note B
Basic Fee	182
Performance Adjustment	(32)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	35
Management and Administrative—Admiral Shares	71
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—Admiral Shares	1
Custodian Fees	7
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	—
Professional Services	19
Other Expenses	1
Total Expenses	298
Net Investment Income	637
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	570
Foreign Currencies	(10)
Realized Net Gain (Loss)	560
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	8,776
Foreign Currencies	14
Change in Unrealized Appreciation (Depreciation)	8,790
Net Increase (Decrease) in Net Assets Resulting from Operations	9,987
1	Dividends are net of foreign withholding taxes of $84.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $50, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $137.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($109).

See accompanying Notes, which are an integral part of the Financial Statements.
4

Global Environmental Opportunities Stock Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	637	988
Realized Net Gain (Loss)	560	1,350
Change in Unrealized Appreciation (Depreciation)	8,790	7,438
Net Increase (Decrease) in Net Assets Resulting from Operations	9,987	9,776
Distributions
Investor Shares	(242)	(192)
Admiral Shares	(751)	(551)
Total Distributions	(993)	(743)
Capital Share Transactions
Investor Shares	2,141	1,125
Admiral Shares	20,856	1,517
Net Increase (Decrease) from Capital Share Transactions	22,997	2,642
Total Increase (Decrease)	31,991	11,675
Net Assets
Beginning of Period	90,923	79,248
End of Period	122,914	90,923

See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Environmental Opportunities Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,		November 2, 2022[1] to October 31, 2023
		2025	2024
Net Asset Value, Beginning of Period	$23.44	$21.08	$17.52	$20.00
Investment Operations
Net Investment Income[2]	.132	.236	.199	.188
Net Realized and Unrealized Gain (Loss) on Investments	2.076	2.301	3.664	(2.668)
Total from Investment Operations	2.208	2.537	3.863	(2.480)
Distributions
Dividends from Net Investment Income	(.228)	(.177)	(.159)	—
Distributions from Realized Capital Gains	—	—	(.144)	—
Total Distributions	(.228)	(.177)	(.303)	—
Net Asset Value, End of Period	$25.42	$23.44	$21.08	$17.52
Total Return[3]	9.53%	12.18%	22.20%	-12.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31	$26	$23	$17
Ratio of Total Expenses to Average Net Assets	0.69%[4]	0.70%[4,5]	0.73%[4,5]	0.77%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.10%	1.12%	0.99%	0.98%[6]
Portfolio Turnover Rate	15%	59%	38%	35%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was November 2, 2022, to November 15, 2022, during which time all assets were held in cash. Performance measurement began November 16, 2022, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.06%), (0.05%), and (0.02%).
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.70%, 0.73%, and 0.75%, respectively.
6	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Environmental Opportunities Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,		November 2, 2022[1] to October 31, 2023
		2025	2024
Net Asset Value, Beginning of Period	$29.36	$26.40	$21.93	$25.00
Investment Operations
Net Investment Income[2]	.190	.336	.294	.279
Net Realized and Unrealized Gain (Loss) on Investments	2.587	2.882	4.585	(3.349)
Total from Investment Operations	2.777	3.218	4.879	(3.070)
Distributions
Dividends from Net Investment Income	(.327)	(.258)	(.229)	—
Distributions from Realized Capital Gains	—	—	(.180)	—
Total Distributions	(.327)	(.258)	(.409)	—
Net Asset Value, End of Period	$31.81	$29.36	$26.40	$21.93
Total Return[3]	9.59%	12.36%	22.42%	-12.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92	$65	$57	$26
Ratio of Total Expenses to Average Net Assets	0.54%[4]	0.55%[4,5]	0.58%[4,5]	0.62%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.26%	1.27%	1.16%	1.16%[6]
Portfolio Turnover Rate	15%	59%	38%	35%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was November 2, 2022, to November 15, 2022, during which time all assets were held in cash. Performance measurement began November 16, 2022, the first business day after the subscription period, at a net asset value of $25.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.06%), (0.05%), and (0.02%).
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.55%, 0.58%, and 0.60%, respectively.
6	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Environmental Opportunities Stock Fund
Notes to Financial Statements
Vanguard Global Environmental Opportunities Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under the facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
8

Global Environmental Opportunities Stock Fund
B.	Ninety One North America, Inc. provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI All Country World Index since January 31, 2023. For the six months ended April 30, 2026, the investment advisory fee represented an effective annual basic rate of 0.35% of the fund’s average net assets, before a net decrease of $32,000 (0.06%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	46,897	—	—	46,897
Common Stocks—Other	—	73,013	—	73,013
Temporary Cash Investments	3,038	—	—	3,038
Total	49,935	73,013	—	122,948
E.	As of April 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	101,305
Gross Unrealized Appreciation	26,925
Gross Unrealized Depreciation	(5,282)
Net Unrealized Appreciation (Depreciation)	21,643
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $1,114,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2026, the fund purchased $37,023,000 of investment securities and sold $14,842,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	6,439	269	6,643	316
Issued in Lieu of Cash Distributions	212	9	165	8
Redeemed	(4,510)	(191)	(5,683)	(275)
Net Increase (Decrease)—Investor Shares	2,141	87	1,125	49
9

Global Environmental Opportunities Stock Fund
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	23,422	780	11,811	444
Issued in Lieu of Cash Distributions	642	23	473	19
Redeemed	(3,208)	(107)	(10,767)	(407)
Net Increase (Decrease)—Admiral Shares	20,856	696	1,517	56
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0122 062026
10

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Commodity Strategy Fund

A majority of independent trustees of the board of Commodity Strategy Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiaries, Vanguard Capital Management LLC (VCM) and Vanguard Portfolio Management (VPM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM and VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard, VCM and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Quantitative Equity group, now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Quantitative Equity Group seeks to generate consistent, risk-controlled alpha through quantitative models that emphasize securities with attractive valuations, good business models, solid growth prospects, and positive market sentiment.

The Trustees concluded that each of VCM and VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group and VPM’s Quantitative Equity team, in their respective management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM and VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM and VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements - Emerging Markets Select Stock Fund

A majority of independent trustees of the board of Vanguard Emerging Markets Select Stock Fund has renewed the fund’s investment advisory arrangements with Pzena Investment Management, LLC (Pzena), Baillie Gifford Overseas Limited (Baillie Gifford), and Wellington Management Company LLP (Wellington Management). The trustees determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The trustees based their decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The trustees considered the following:

Pzena. Founded in 1995, Pena is an independent investment management firm that uses a deep value investment strategy in a range of domestic and international portfolios. The advisor employs in-depth fundamental research to identify companies that are temporarily underperforming their long-term earnings power. Companies are purchased when Pzena judges that: (1) the company’s problems are temporary, (2) management has a viable strategy to generate earnings recovery, and (3) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena has advised a portion of the fund since the fund’s inception in 2011.

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Consistent with its long-term approach, Baillie Gifford’s Emerging Markets Equity Team focuses on companies it believes possess the most substantial growth prospects over the next five to ten years. The team’s deep, differentiated analysis and intentional regional rotations avoid “home-bias” and encourage depth across industries. The team is willing to deviate meaningfully from the benchmark and endure short-term volatility in order to invest in companies the team believes have the most potential for substantial long-term growth. Baillie Gifford has managed a portion of the fund since 2018.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a “research portfolio” approach by allocating sleeves to global industry analysts based on each analyst’s area of industry coverage. The global industry analysts make independent buy and sell decisions in their respective industries. Wellington Management has advised a portion of the fund since the fund’s inception in 2011.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The trustees considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded the performance was such that the advisory arrangements should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Pzena, Baillie Gifford, or Wellington Management in determining whether to approve the advisory fee, because the firms are independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement - Global Environmental Opportunities Stock Fund

A majority of independent trustees of the board of Vanguard Global Environmental Opportunities Stock Fund has renewed the fund’s investment advisory arrangement with Ninety One North America, Inc. (Ninety One). The trustees determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the investment management services provided to the fund since its inception in 2022; it also took into account the organizational depth and stability of the advisor. The trustees considered that Ninety One, founded in 1991 in South Africa, employs a Global Environment strategy led by co-portfolio managers Deidre Cooper and Graeme Baker who average over 20 years of investment experience. The co-portfolio managers are supported by a diverse team of ten equity analysts. The team has a deep understanding of environmental trends and regulatory complexities complemented by analytical strength. The idea generation methods are data-driven, structured, and lead to a differentiated investable universe from which the team constructs a concentrated climate portfolio. Ninety One has managed the fund since its inception in 2022.

The trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The trustees considered the fund’s performance since its inception in 2022, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group.

The trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Ninety One in determining whether to approve the advisory fee, because Ninety One is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.